Fair Value (Details Narrative)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021 USD ($) $ / shares shares	Apr. 23, 2023 ₪ / shares	Apr. 22, 2023 ₪ / shares	Dec. 22, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interest rate			3.00%
Ordinary share | (per share)				₪ 0.60	₪ 0.06	$ 2.90
Debt instrument discount rate		75.28%
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	2.98	2.98
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	8.75	8.75
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	4.53	4.53
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	53.0	53.0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant term	2 years 7 months 17 days
Series A 1 Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of share exchange | shares			70,099
Commitment fee | $			$ 23,301,206
Ordinary share | $ / shares			$ 68.00
Series B Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of share exchange | shares			369,287
Preferred stock, shares authorized | $			$ 6,000,000